STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 54,006,000	$ 53,199,000		$ 196,943,000	$ 181,284,000	$ 123,210,000
Cost of goods sold	53,135,000	51,021,000		189,404,000	182,895,000	134,427,000
Gross profit (loss)	871,000	2,178,000		7,539,000	(1,611,000)	(11,217,000)
Research and development	9,700,000	8,604,000		36,233,000	35,477,000	31,504,000
Selling, general and administrative	18,460,000	16,431,000		67,139,000	56,132,000	46,343,000
Asset impairment charge				121,000	6,440,000	0
Total operating expenses	28,160,000	25,035,000		103,493,000	98,049,000	77,847,000
Loss from operations	(27,289,000)	(22,857,000)		(95,954,000)	(99,660,000)	(89,064,000)
Interest expense, net	8,797,000	639,000		15,413,000	2,704,000	3,476,000
Loss on valuation of derivative and warrant liabilities	16,321,000	0		12,989,000	0	0
Other expense (income), net	(245,000)	1,329,000		2,629,000	(812,000)	(918,000)
Loss before income taxes	(52,162,000)	(24,825,000)		(126,985,000)	(101,552,000)	(91,622,000)
Provision for income taxes	0	0		22,000	0	0
Net loss	$ (52,162,000)	$ (24,825,000)		$ (127,007,000)	$ (101,552,000)	$ (91,622,000)
Net loss per share of common stock, basic (in dollars per share)	$ (7.73)	$ (5.62)		$ (25.85)	$ (25.06)	$ (32.36)
Net loss per share of common stock, diluted (in dollars per share)	$ (7.73)	$ (5.62)		$ (25.85)	$ (25.06)	$ (32.36)
Shares used in computing net loss per share of common stock, basic (in shares)	6,746,000	4,419,000		4,913,000	4,052,000	2,831,000
Shares used in computing net loss per share of common stock, diluted (in shares)	6,746,000	4,419,000		4,913,000	4,052,000	2,831,000
ArcLight
General and administrative expenses	$ 3,809,064		$ 1,332,873
Loss from operations	(3,809,064)		(1,332,873)
Change in fair value of derivative warranty liabilities	(73,250,000)		(31,750,900)
Financing costs – warrant liabilities			(672,711)
Interest income	45,610		48,542
Total other (expense) income	(73,204,390)		(32,375,069)
Net loss	$ (77,013,454)		$ (33,707,942)
Weighted average shares outstanding, basic and diluted, common stock subject to redemption (in shares)	21,274,046		25,913,041
Basic and diluted net loss per share, common stock subject to redemption (in shares)	$ 0		$ 0
Weighted average shares outstanding, basic and diluted, common stock (in shares)	13,413,455		8,643,813
Basic and diluted net loss per share, common stock (in shares)	$ (5.74)		$ (3.9)
Product
Revenue	$ 51,422,000	$ 50,663,000		$ 190,411,000	$ 172,295,000	$ 119,314,000
Cost of goods sold	50,531,000	48,229,000		181,987,000	173,428,000	130,660,000
Parts and other service
Revenue	2,584,000	2,536,000		6,532,000	8,989,000	3,896,000
Cost of goods sold	$ 2,604,000	$ 2,792,000		$ 7,417,000	$ 9,467,000	$ 3,767,000